Commitments and Contingent Liabilities (Accretion Of Future Funding Obligation) (Detail) (Pittsburgh Corning Corporation, Asbestos Issue, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pittsburgh Corning Corporation | Asbestos Issue
Accretion For Liability Settlement [Line Items]
Accretion of asbestos liability 2013	$ 14
Accretion of asbestos liability 2014	14
Accretion of asbestos liability 2015-2023	81
Accretion of asbestos liability	$ 109